Note 18 - Employee Benefit Plan	6 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
18.           EMPLOYEE BENEFIT PLAN

The Company sponsors an employee incentive savings plan under Section 401(k) for all eligible employees, effective May 1, 2012.  The Company’s contributions to the plan are discretionary. The Company has made no contributions to the plan in 2012.